                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment  [ X ];  Amendment Number: 1
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [ 1 ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Fort Washington Investment Advisors, Inc.
Address:    420 East Fourth Street
            Cincinnati, OH  45202

Form 13F File Number:  28-5330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
Title:    President
Phone:    (513) 361-7610

Signature, Place, and Date of Signing:


/s/ William F. Ledwin            Cincinnati, OH          August 9, 2001
---------------------------      --------------         ---------------
[Signature]                       [City, State]             [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number           Name
   28-4774                        Fort Washington Brokerage Services, Inc.

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 49,814,921

Form 13F Information Table Value Total: 1,837,905,662

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


   No.     Form 13F File Number                Name
    1      28-4774                   Fort Washington Brokerage Services, Inc.




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                                                                                                                     (SEC Use Only)
Page 1 of 5       FORM 13F       Name of Reporting Manager: Fort Washington Investment Advisors, Inc.    6/30/2001   --------------

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                                                                             Item 6:
                                                                           Investment                                Item 8:
                                             Item 4:       Item 5:         Discretion                          Voting Authority
     Item 1:        Item 2:     Item 3:       Fair      Shares or  ------------------------    Item 7:             Shares
 Name of Issuer    Title of     CUSIP         Market     Principal  (a)  (b) Shared    (c)     Managers   -------------------------
                     Class      Number        Value       Amount    sole as Defined   Shared See Instr. V. (a) Sole     (b)     (c)
                                                                         in Instr. V.  Other                          Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
Global
Crossing Ltd          com      G3921A100       284,014      32,872   X                                      32,872
-----------------------------------------------------------------------------------------------------------------------------------
Transocean
Sedco
Forex Inc             ord      G90078109    11,980,113     290,429   X                                     290,429
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics
Intl Ltd              ord      Y2573F102    11,897,674     455,675   X                                     455,675
-----------------------------------------------------------------------------------------------------------------------------------
Aflac Inc.            com      001055102     1,895,950      60,208   X                                      60,208
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp              com      00130H105     4,570,834     106,175   X                                     106,175
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time
Warner                com      00184A105     8,257,400     155,800   X                                     155,800
-----------------------------------------------------------------------------------------------------------------------------------
A T & T Corp          com      001957109       418,176      19,008   X                                      19,008
-----------------------------------------------------------------------------------------------------------------------------------
AT&T
Corp-Liberty
Media           com Lib Grp A  001957208       775,297      44,328   X                                      44,328
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Canada     Deps Rcpt CL B 00207Q202       535,892      17,786   X                                      17,786
-----------------------------------------------------------------------------------------------------------------------------------
Abbott
Labs, Inc.            com      002824100     2,419,200      50,400   X                                      50,400
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.            com      013817101     5,114,120     129,800   X                                     129,800
Alliance
Atlantis
Comms.           CL B Non Vtg  01853E204       338,750      25,000   X                                      25,000
-----------------------------------------------------------------------------------------------------------------------------------
Alliance
World Dol
Govt Fd II            com      01879R106     8,950,530     978,200   X                                     978,200
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp           com      020039103    13,841,146     225,941   X                                     225,941
-----------------------------------------------------------------------------------------------------------------------------------
American
Express               com      025816109       867,762      22,365   X                                      22,365
-----------------------------------------------------------------------------------------------------------------------------------
AmericanHome
Products              com      026609107     1,542,187      26,250   X                                      26,250
-----------------------------------------------------------------------------------------------------------------------------------
American Intl.
Group                 com      026874107    11,865,568     139,580   X                                     139,580
-----------------------------------------------------------------------------------------------------------------------------------
American
Tower
Corp               com Cl A    029912201       227,370      11,000   X                                      11,000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc             com      031162100     7,625,898     125,674   X                                     125,674
-----------------------------------------------------------------------------------------------------------------------------------
Analog
Devices               com      032654105    18,478,563     427,250   X                                     427,250
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser
Busch
Cos. Inc.             com      035229103    24,105,090     585,075   X                                     585,075
-----------------------------------------------------------------------------------------------------------------------------------
Applied
Materials,
Inc.                  com      038222105     4,388,067      89,370   X                                      89,370
-----------------------------------------------------------------------------------------------------------------------------------
Applied
Micro
Circuits Corp.        com      03822W109       258,000      15,000   X                                      15,000
-----------------------------------------------------------------------------------------------------------------------------------
Automatic
Data
Proc.                 com      053015103       228,620       4,600   X                                       4,600
-----------------------------------------------------------------------------------------------------------------------------------
BJ'S
Wholesale
Club                  com      05548J106     5,517,736     103,600   X                                     103,600
-----------------------------------------------------------------------------------------------------------------------------------
B P
Amoco P L C      Sponsored ADR 055622104     1,176,759      23,606   X                                      23,606
-----------------------------------------------------------------------------------------------------------------------------------
Bank of
America Corp.         com      060505104    26,140,363     435,455   X                                     435,455
-----------------------------------------------------------------------------------------------------------------------------------
Bank of
New York Inc.         com      064057102     4,108,608      85,596   X                                      85,596
-----------------------------------------------------------------------------------------------------------------------------------
Bank of
New York Inc.         com      064057102    82,175,232   1,711,984      X                     1                      1,711,984
-----------------------------------------------------------------------------------------------------------------------------------
Banc One Corp.        com      06423A103       682,455      19,063   X                                      19,063
-----------------------------------------------------------------------------------------------------------------------------------
Baxter
International         com      071813109    27,279,847     540,195   X                                     540,195
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems           com      073325102       245,680       8,000   X                                       8,000
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns
Cos. Inc.             com      073902108       474,708       8,050   X                                       8,050
-----------------------------------------------------------------------------------------------------------------------------------
Bed Bath &
Beyond                com      075896100     3,396,120     108,850   X                                     108,850
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp        com      079860102     1,472,231      36,559   X                                      36,559
-----------------------------------------------------------------------------------------------------------------------------------
Biovail Corp.         com      09067J109       348,000       8,000   X                                       8,000
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers
Squibb                com      110122108    14,299,866     273,420   X                                     273,420
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing             com      111620100    21,436,143     876,734   X                                     876,734
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing             com      111620100    34,787,802   1,422,814      X                     1                      1,422,814
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy
Corp.                 com      125896100    19,111,366     686,225   X                                     686,225
-----------------------------------------------------------------------------------------------------------------------------------
CVS
Corporation           com      126650100     5,210,035     134,975   X                                     134,975
-----------------------------------------------------------------------------------------------------------------------------------
Calpine
Corporation           com      131347106     4,937,625     130,625   X                                     130,625
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health       com      14149Y108     5,276,706      76,474   X                                      76,474
-----------------------------------------------------------------------------------------------------------------------------------
Centennial
Comms. Co.         CL A New    15133V208       593,550      45,000   X                                      45,000
-----------------------------------------------------------------------------------------------------------------------------------
Charter One
Financial             com      160903100    24,609,350     771,453   X                                     771,453
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                             424,146,403  11,544,464                            2           8,409,666  3,134,798    0
-----------------------------------------------------------------------------------------------------------------------------------


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                                                                                                                     (SEC Use Only)
Page 2 of 5       FORM 13F       Name of Reporting Manager: Fort Washington Investment Advisors, Inc.    6/30/2001   --------------

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                                                                             Item 6:
                                                                           Investment                                Item 8:
                                             Item 4:       Item 5:         Discretion                          Voting Authority
     Item 1:        Item 2:     Item 3:       Fair      Shares or  ------------------------    Item 7:             Shares
 Name of Issuer    Title of     CUSIP         Market     Principal  (a)  (b) Shared    (c)     Managers   -------------------------
                     Class      Number        Value       Amount    sole as Defined   Shared See Instr. V. (a) Sole     (b)     (c)
                                                                         in Instr. V.  Other                          Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree
Holdings Corp         com      162813102        91,182       2,600   X                                       2,600
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree
Holdings Corp         com      162813102     1,227,450      35,000      X                     1                         35,000
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.         com      166751107       729,973       8,066   X                                       8,066
-----------------------------------------------------------------------------------------------------------------------------------
Ciena Corp.           com      171779101       361,000       9,500   X                                       9,500
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati
Financial      sr cv db 5.5%02 172062AB7     9,039,750   3,400,000   X                                   3,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati
Financial             com      172062101     1,871,194      47,382   X                                      47,382
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati
Financial             com      172062101   128,580,202   3,255,195      X                     1                      3,255,195
-----------------------------------------------------------------------------------------------------------------------------------
Cintas
Corporation           com      172908105       148,694       3,215   X                                       3,215
-----------------------------------------------------------------------------------------------------------------------------------
Cintas
Corporation           com      172908105    75,903,187   1,641,150      X                     1                      1,641,150
-----------------------------------------------------------------------------------------------------------------------------------
Cisco
Systems Inc.          com      17275R102     7,861,854     431,970   X                                     431,970
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup             com      172967101    42,501,689     804,350   X                                     804,350
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co.         com      191216100       348,255       7,739   X                                       7,739
-----------------------------------------------------------------------------------------------------------------------------------
Computer
Assoc. Intl           com      204912109    26,353,332     732,037   X                                     732,037
-----------------------------------------------------------------------------------------------------------------------------------
Conagra Inc.          com      205887102       465,535      23,500   X                                      23,500
-----------------------------------------------------------------------------------------------------------------------------------
Concord
EFS Inc               com      206197105     4,091,886      78,675   X                                      78,675
-----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc.
- CL A               CL A      208251306    21,702,720     769,600   X                                     769,600
-----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc.
- CL B               CL B      208251405       861,942      29,825   X                                      29,825
-----------------------------------------------------------------------------------------------------------------------------------
Constellation
Energy Group          com      210371100     2,140,650      50,250   X                                      50,250
-----------------------------------------------------------------------------------------------------------------------------------
Convergys
Corporation           com      212485106       387,080      12,796   X                                      12,796
-----------------------------------------------------------------------------------------------------------------------------------
Convergys
Corporation           com      212485106    44,579,848   1,473,714      X                     1                      1,473,714
-----------------------------------------------------------------------------------------------------------------------------------
Corvis Corp.          com      221009103       245,840      56,000   X                                      56,000
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide
Credit Ind.
Inc.                  com      222372104     1,099,973      23,975   X                                      23,975
-----------------------------------------------------------------------------------------------------------------------------------
DTE Energy
Company               com      233331107     1,718,280      37,000   X                                      37,000
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney
Productions       com Disney   254687106       923,180      31,955   X                                      31,955
-----------------------------------------------------------------------------------------------------------------------------------
Dominion
Resources
Inc/VA                com      25746U109    10,461,117     173,975   X                                     173,975
-----------------------------------------------------------------------------------------------------------------------------------
Dover Corp            com      260003108       817,005      21,700   X                                      21,700
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont de
Nemours Co.           com      263534109    13,968,037     289,553   X                                     289,553
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy           com      264399106     2,126,045      54,500   X                                      54,500
-----------------------------------------------------------------------------------------------------------------------------------
E M C Corp.           com      268648102     5,907,184     201,955   X                                     201,955
-----------------------------------------------------------------------------------------------------------------------------------
El Paso
Energy Corp.          com      283905107     1,817,884      34,600   X                                      34,600
-----------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC        ADR      284131208     9,588,041     157,181   X                                     157,181
-----------------------------------------------------------------------------------------------------------------------------------
Emerson
Electric Co.          com      291011104    13,047,127     215,654   X                                     215,654
-----------------------------------------------------------------------------------------------------------------------------------
Enron Corp.           com      293561106     3,471,860      70,710   X                                      70,710
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil
Corporation           com      30231G102    20,008,391     229,061   X                                     229,061
-----------------------------------------------------------------------------------------------------------------------------------
Federal
Home Loan Mtg.        com      313400301     2,411,624      35,439   X                                      35,439
-----------------------------------------------------------------------------------------------------------------------------------
Fed National
Mtg Assoc.            com      313586109    23,048,656     271,066   X                                     271,066
-----------------------------------------------------------------------------------------------------------------------------------
Federated
Dept Stores           com      31410H101    10,347,262     243,466   X                                     243,466
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third
Bancorp               com      316773100     9,225,181     153,627   X                                     153,627
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third
Bancorp               com      316773100   153,159,747   2,550,537      X                     1                      2,550,537
-----------------------------------------------------------------------------------------------------------------------------------
First Data
Corp.                 com      319963104     9,073,350     141,000   X                                     141,000
-----------------------------------------------------------------------------------------------------------------------------------
First Virginia
Banks Inc             com      337477103       212,040       4,500   X                                       4,500
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor
Co. Del               com      345370860       201,973       8,227   X                                       8,227
-----------------------------------------------------------------------------------------------------------------------------------
Forest
Laboratories
Inc                   com      345838106     3,173,700      44,700   X                                      44,700
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co.           com      364730101       355,860       5,400   X                                       5,400
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                             665,656,780  17,872,345                            5          8,916,749   8,955,596    0
-----------------------------------------------------------------------------------------------------------------------------------


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
                                                                                                                     --------------
                                                                                                                     (SEC Use Only)
Page 1 of 5       FORM 13F       Name of Reporting Manager: Fort Washington Investment Advisors, Inc.    6/30/2001   --------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:
                                                                           Investment                                Item 8:
                                             Item 4:       Item 5:         Discretion                          Voting Authority
     Item 1:        Item 2:     Item 3:       Fair      Shares or  ------------------------    Item 7:             Shares
 Name of Issuer    Title of     CUSIP         Market     Principal  (a)  (b) Shared    (c)     Managers   -------------------------
                     Class      Number        Value       Amount    sole as Defined   Shared See Instr. V. (a) Sole     (b)     (c)
                                                                         in Instr. V.  Other                          Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
General
Electric Co.          com      369604103    15,856,913     325,270   X                                     325,270
-----------------------------------------------------------------------------------------------------------------------------------
Health
Management
Assoc.
New                  CL A      421933102    22,901,514   1,088,475   X                                   1,088,475
-----------------------------------------------------------------------------------------------------------------------------------
H J Heinz Inc.        com      423074103       229,188       5,605   X                                       5,605
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard       com      428236103     7,727,720     270,200   X                                     270,200
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.      com      437076102     7,860,666     168,865   X                                     168,865
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell
International         com      438516106    14,102,019     403,029   X                                     403,029
-----------------------------------------------------------------------------------------------------------------------------------
Idec
Pharmaceuticals       com      449370105       903,661      13,350   X                                      13,350
-----------------------------------------------------------------------------------------------------------------------------------
Illinois
Tool Works            com      452308109     1,136,235      17,950   X                                      17,950
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-
Rand Co.              com      456866102    22,971,884     557,570   X                                     557,570
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.           com      458140100    21,097,790     721,292   X                                     721,292
-----------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus.
Mach.                 com      459200101    35,565,959     314,743   X                                     314,743
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan
Chase and Co.         com      46625H100       358,272       8,033   X                                       8,033
-----------------------------------------------------------------------------------------------------------------------------------
Johnson &
Johnson               com      478160104     2,850,000      57,000   X                                      57,000
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City
Power & Light         com      485134100     1,644,850      67,000   X                                      67,000
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark        com      494368103    27,012,277     483,225   X                                     483,225
-----------------------------------------------------------------------------------------------------------------------------------
King
Pharmaceutials        com      495582108     3,508,531      65,275   X                                      65,275
-----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.       com      502161102    14,499,030     771,225   X                                     771,225
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory
Corp of America     com new    50540R409       461,400       6,000   X                                       6,000
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Bros.
Holding Co.           com      524908100       517,508       6,700   X                                       6,700
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark
International
New                  CL A      529771107    27,363,016     406,884   X                                     406,884
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly Co.         com      532457108       855,514      11,561   X                                      11,561
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln
National Corp.        com      534187109    21,628,912     417,950   X                                     417,950
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp.           com      540424108       257,720       4,000   X                                       4,000
-----------------------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.        com      548661107       546,664       7,535   X                                       7,535
-----------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp
SPA              sponsored adr 55068R202       473,600      29,600   X                                      29,600
-----------------------------------------------------------------------------------------------------------------------------------
MGIC
Investment
Corp.                 com      552848103     5,471,608      75,325   X                                      75,325
-----------------------------------------------------------------------------------------------------------------------------------
Magna
International        cl a      559222401    24,924,664     405,345   X                                     405,345
-----------------------------------------------------------------------------------------------------------------------------------
Manor
Care Inc. new         com      564055101    13,006,387     409,650   X                                     409,650
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp            com      574599106    25,330,656   1,014,850   X                                   1,014,850
-----------------------------------------------------------------------------------------------------------------------------------
May
Department
Stores                com      577778103       256,950       7,500   X                                       7,500
-----------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.   com non vtg  579780206       427,553      10,175   X                                      10,175
-----------------------------------------------------------------------------------------------------------------------------------
McDonalds
Corporation           com      580135101       872,928      32,259   X                                      32,259
-----------------------------------------------------------------------------------------------------------------------------------
McLeod USA Inc     CL A com    582266102       711,450     155,000   X                                     155,000
-----------------------------------------------------------------------------------------------------------------------------------
Mead
Corporation           com      582834107    10,316,592     380,125   X                                     380,125
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.       com      585055106     8,707,393     189,250   X                                     189,250
-----------------------------------------------------------------------------------------------------------------------------------
Mellon
Financial Corp        com      58551A108       515,315      11,500   X                                      11,500
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co.,
Inc.                  com      589331107     3,895,889      60,959   X                                      60,959
-----------------------------------------------------------------------------------------------------------------------------------
Merrill
Lynch &
Co Inc                com      590188108       328,837       5,550   X                                       5,550
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.       com      594918104    12,384,085     169,645   X                                     169,645
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Banc
Holdings Inc          com      598251106     1,174,800      53,400   X                                      53,400
-----------------------------------------------------------------------------------------------------------------------------------
Minn.
Mining & Mfg          com      604059105       504,550       4,422   X                                       4,422
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Dean Witter           com      617446448     9,290,869     144,650   X                                     144,650
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                             370,451,369   9,357,942                            0          9,357,942           0    0
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

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                                                                                                                     --------------
                                                                                                                     (SEC Use Only)
Page 1 of 5       FORM 13F       Name of Reporting Manager: Fort Washington Investment Advisors, Inc.    6/30/2001   --------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:
                                                                           Investment                                Item 8:
                                             Item 4:       Item 5:         Discretion                          Voting Authority
     Item 1:        Item 2:     Item 3:       Fair      Shares or  ------------------------    Item 7:             Shares
 Name of Issuer    Title of     CUSIP         Market     Principal  (a)  (b) Shared    (c)     Managers   -------------------------
                     Class      Number        Value       Amount    sole as Defined   Shared See Instr. V. (a) Sole     (b)     (c)
                                                                         in Instr. V.  Other                          Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
National
City Corp             com      635405103       251,903       8,184   X                                       8,184
-----------------------------------------------------------------------------------------------------------------------------------
National
Equipment
Services              com      635847106       348,000     116,000   X                                     116,000
-----------------------------------------------------------------------------------------------------------------------------------
Nisource Inc          com      65473P105    14,810,045     541,897   X                                     541,897
-----------------------------------------------------------------------------------------------------------------------------------
Noble Drilling
Corp.                 com      655042109     2,660,118      81,225   X                                      81,225
-----------------------------------------------------------------------------------------------------------------------------------
North Fork
Bancorp. NY           com      659424105    23,765,375     766,625   X                                     766,625
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks
Corp. New             com      656568102       425,692      47,142   X                                      47,142
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust        com      665859104     5,209,374      83,350   X                                      83,350
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty         com      677240103     3,746,435     289,300      X                     1                        289,300
-----------------------------------------------------------------------------------------------------------------------------------
Ominicom Group        com      681919106     9,472,900     110,151   X                                     110,151
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Systems
Corp.                 com      68389X105       595,232      31,328   X                                      31,328
-----------------------------------------------------------------------------------------------------------------------------------
Orion Power
Holdings              com      686286105       809,540      34,000   X                                      34,000
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial
Svcs Group Inc        com      693475105       475,793       7,232   X                                       7,232
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.         com      713448108     8,574,800     194,000   X                                     194,000
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.           com      717081103    17,201,715     429,506   X                                     429,506
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris
Cos. Inc.             com      718154107       781,550      15,400   X                                      15,400
-----------------------------------------------------------------------------------------------------------------------------------
Piedmont
Natural Gas
Inc                   com      720186105       227,328       6,400   X                                       6,400
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle
Holdings              com      72346N101       782,207     130,151   X                                     130,151
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle West
Cap. Corp.            com      723484101     1,659,000      35,000   X                                      35,000
-----------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes
Inc.                  com      724479100       303,264       7,200   X                                       7,200
-----------------------------------------------------------------------------------------------------------------------------------
Prima Energy
Corp            com par $0.015 741901201       361,350      15,000   X                                      15,000
-----------------------------------------------------------------------------------------------------------------------------------
Procter &
Gamble                com      742718109     4,642,854      72,772   X                                      72,772
-----------------------------------------------------------------------------------------------------------------------------------
Provident
Financial
Group                 com      743866105       559,969      17,010   X                                      17,010
-----------------------------------------------------------------------------------------------------------------------------------
Puget Energy
Inc New               com      745310102       759,800      29,000   X                                      29,000
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp           com      747277101       206,240       3,200   X                                       3,200
-----------------------------------------------------------------------------------------------------------------------------------
Qwest
Diagnostics           com      74834L100       748,500      10,000   X                                      10,000
-----------------------------------------------------------------------------------------------------------------------------------
Qwest
Communications        com      749121109     4,978,636     156,217   X                                     156,217
-----------------------------------------------------------------------------------------------------------------------------------
Radioshack Corp.      com      750438103    15,517,637     508,775   X                                     508,775
-----------------------------------------------------------------------------------------------------------------------------------
Ralston-Purina
Group                 com      751277302    16,275,343     542,150   X                                     542,150
-----------------------------------------------------------------------------------------------------------------------------------
SBC
Communications        com      78387G103    11,966,482     298,714   X                                     298,714
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.        com      803111103       335,238      17,700   X                                      17,700
-----------------------------------------------------------------------------------------------------------------------------------
Schering
Plough Corp.          com      806605101    15,519,780     428,250   X                                     428,250
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger
Ltd.                  com      806857108     9,995,075     189,840   X                                     189,840
-----------------------------------------------------------------------------------------------------------------------------------
Selectica Inc         com      816288104       141,240      33,000   X                                      33,000
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc          com      817315104       318,400       8,000   X                                       8,000
-----------------------------------------------------------------------------------------------------------------------------------
Siebel
Systems Inc           com      826170102       201,670       4,300   X                                       4,300
-----------------------------------------------------------------------------------------------------------------------------------
Stifel
Financial Corp        com      860630102    12,370,319   1,019,812      X                     1                      1,019,812
-----------------------------------------------------------------------------------------------------------------------------------
Stilwell
Financial Inc         com      860831106       281,904       8,400   X                                       8,400
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Sun MicroSystems      com      866810104     1,690,654     107,548   X                                     107,548
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Sungard Data
Systems               com      867363103     4,357,452     145,200   X                                     145,200
-----------------------------------------------------------------------------------------------------------------------------------
Tosco Corp.         com new    891490302    14,984,709     340,175   X                                     340,175
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Total
Fina Elf SA      sponsored ADR 89151E109       203,580       2,900   X                                       2,900
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Tyco
International         com      902124106    43,214,165     792,775   X                                     792,775
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US Bancorp.         com new    902973304     1,912,651      77,925   X                                      77,925
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US Bancorp.         com new    902973304    10,091,754     448,815      X                     1                        448,815
-----------------------------------------------------------------------------------------------------------------------------------
USA
Education Inc.        com      90390U102    20,238,301     277,238   X                                     277,238
-----------------------------------------------------------------------------------------------------------------------------------
UnionBancorp,
Inc.                  com      908908106       466,200      33,300   X                                      33,300
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                             284,440,174   8,522,107                            3          6,764,180   1,757,927    0
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

                                                                                                                     --------------
                                                                                                                     (SEC Use Only)
Page 1 of 5       FORM 13F       Name of Reporting Manager: Fort Washington Investment Advisors, Inc.    6/30/2001   --------------

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                                                                             Item 6:
                                                                           Investment                                Item 8:
                                             Item 4:       Item 5:         Discretion                          Voting Authority
     Item 1:        Item 2:     Item 3:       Fair      Shares or  ------------------------    Item 7:             Shares
 Name of Issuer    Title of     CUSIP         Market     Principal  (a)  (b) Shared    (c)     Managers   -------------------------
                     Class      Number        Value       Amount    sole as Defined   Shared See Instr. V. (a) Sole     (b)     (c)
                                                                         in Instr. V.  Other                          Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Univision
Communications       CL A      914906102     9,483,470     221,680   X                                     221,680
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U S Freightways
Corp                  com      916906100     6,366,837     215,825   X                                     215,825
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Vectren
Corporation           com      92240G101       206,979       9,999   X                                       9,999
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Veritas
Software Co           com      923436109     6,340,309      95,300   X                                      95,300
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Verizon
Communications        com      92343V104    23,238,420     434,365   X                                     434,365
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Vitesse
Semiconductor
Corp.                 com      928497106     3,183,878     151,325   X                                     151,325
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Vodafone
Group PLC New    sponsored adr 92857W100       235,457      10,535   X                                      10,535
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Wachovia Corp.        com      929771103       665,893       9,359   X                                       9,359
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Wal-Mart
Stores Inc            com      931142103     2,897,500      59,375   X                                      59,375
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Washington
Mutual Inc.           com      939322103       384,925      10,251   X                                      10,251
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Wellpoint
Health
Networks Inc.         com      94973H108    23,418,640     248,500   X                                     248,500
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Wells
Fargo & Co
New                   com      949746101       891,456      19,200   X                                      19,200
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Williams
Companies Inc         com      969457100     3,572,604     108,425   X                                     108,425
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Williams
Communications
Grp                   com      969455104       334,681     112,682   X                                     112,682
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Worldcom Inc.
GA New          Wrldcom Gp com 98157D106    11,051,037     778,242   X                                     778,242
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Xcel
Energy Inc            com      98388B100       938,850      33,000   X                                      33,000
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COLUMN TOTALS:                              93,210,936   2,518,063                                       2,518,063           0    0
-----------------------------------------------------------------------------------------------------------------------------------

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GRAND TOTAL:                             1,837,905,662  49,814,921                            10        35,966,600  13,848,321    0
===================================================================================================================================